Estimated Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2024
Office building | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	43 years
Office building | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years
Office building related facility, machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Office building related facility, machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	6 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles and related machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Vehicles and related machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	8 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (description)	over the shorter of lease terms or estimated useful lives of the assets